SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
22.	SUBSEQUENT EVENTS

Legal Proceedings

On January 11, 2019, Shanghai MIN Hongshi Trading Co., Ltd., or Shanghai Hongshi, filed a claim with the Shanghai Yangpu People’s Court, or the Shanghai Yangpu Court, against Zhongmin, alleging that Zhongmin had failed to repay a loan of RMB10 million ($1,454,440 at December 31, 2018) due to Shanghai Hongshi. On January 14, 2019, the Shanghai Yangpu Court issued a civil ruling paper of property preservation, which ordered the freezing of RMB
10
million deposit of Zhongmin or the attachment of the equivalent property. In January 2019, the Bank of Shanghai froze a total of RMB476,376 ($69,286) of Company cash in two accounts at the bank (at December 31, 2018, cash in the Company’s balance sheet included RMB361,070 ($52,515) related to these two frozen accounts). A civil summons was also issued by the Shanghai Yang Pu Court on January 14, 2019 requesting the summoned appear before the court on February 13, 2019. The two parties are currently negotiating on a settlement, and Zhongmin has applied to the court for a postponement of the hearing. The specific time of the hearing is to be notified by the court. At December 31, 2018, current liabilities include an amount due to Shanghai Hongshi representing loans from that entity of $1,514,246 within “Amount Due to Related Parties” (see Note 18).

On February 1, 2019, WM Ming Hotel Co., Ltd., or WM Ming, filed a claim with the Shanghai Yangpu Court against Zhongmin, alleging that Zhongmin failed to repay a loan of RMB 6 million ($872,664 at December 31, 2018) due to WM Ming. At December 31, 2018, current liabilities include an amount due to WM Ming representing loans from that entity of $945,082 within “Amount Due to Related Parties” (see Note 18).

The legal representative of Shanghai Hongshi and WM Ming is Ms. Huimin Wang, who is also our director. Although we are attempting to negotiate with the relevant parties, uncertainties exist as to whether we are obligated to pay the two loans mentioned in the preceding two paragraphs.

Should the Company lose in litigation and be required to repay the amounts owed to the Ms. Wang controlled entities aggregating RMB16,000,000 ($2,327,104)  and should Ms. Zhu or the new controlling shareholder of the Company be unwilling or unable to fund this liability, it is highly unlikely that the Company will be able to collect the  $676,476 that is owed the Company from revenue from the sale of products to Shanghai Xiao Nan Guo Hai Zhi Yuan Restraurant Management Co., Ltd., another entity controlled by Ms. Wang, included in Amounts Due From Related Parties at December 31, 2018. Accordingly, as of December 31, 2018 and for the year ended December 31, 2018, the Company has provided an allowance for doubtful account of $676,415 to reserve for this loss.

Acquisition of Unicorn Investment Limited

On May 21, 2019, JMU acquired Unicorn Investment Limited (“Unicorn”) in exchange for 632,660,858 newly issued ordinary shares of JMU.

Unicorn is a developer of asset transaction platform products based on blockchain technologies. The former shareholder of Unicorn and the seller in the acquisition, Mr. Haohan Xu, is a principal shareholder of the Company. Mr. Xu held 25.7% of all the issued and outstanding shares of the Company immediately prior to the closing of the acquisition, and holds approximately 48.0% of all the issued and outstanding shares of the Company immediately after the closing of the acquisition. According to unaudited financial statements of Unicorn provided the Company pursuant to the Share Purchase Agreement dated May 21, 2019, the unaudited assets of Unicorn, which are subject to change based upon a completion of an audit, were approximately $1,309,000 at March 31, 2019, consisting principally of crypto-currency coins, and the unaudited stockholders’ equity was approximately $1,056,000. In addition, prior to the date of the acquisition, Unicorn had unaudited revenues of approximately $960,000 for the year ended December 31, 2018 and approximately $90,000 for the three months ended March 31, 2019 and had unaudited net income (loss) of approximately $641,000 for the year ended December 31, 2018 and approximately ($103,000) for the three months ended March 31, 2019.

The Share Purchase Agreement provides for a right of rescission for a period of up to one year by either party under certain conditions.

In connection with our acquisition of Unicorn, we entered into a registration rights agreement with Mr. Xu.

Upon receipt of a written request from the holders of 10% of the registrable securities then outstanding requesting us effect a registration under the Securities Act covering all or part of the shares held by them, we shall, as soon as it is practicable, but in no event later than ninety days after receipt of such written request, file with the SEC, and use our reasonable best effort to cause to be declared effective, a registration statement, or a shelf registration statement. However, we shall not be obligated to effect any such registration if the aggregate price (net of any underwriters’ discounts or commissions) of the sale of shares relating to such registration is less than $5,000,000.

If, at any time, we file a registration statement with the SEC, holders of registration rights under this agreement will be entitled, subject to certain exceptions, to exercise “piggyback” registration rights requiring us to include in any such registration that number of shares held by them, subject to certain prescribed limitation provided in the registration rights agreement.

We may, on a limited number of occasions, and in certain prescribed circumstances, delay the filing or effectiveness of any registration statement required to be filed pursuant to the registration rights agreement.

Financial Support from Company Chief Executive Officer

From January 1, 2019 to April 30, 2019, the Company received loans from its chief executive officer Ms. Zhu and entities controlled by Ms. Zhu totaling RMB7,290,000 (approximately $1,060,000).